                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)
             or fiscal year ending:  12/31/11     (b)

Is this a transition report?  (Y/N):                                        N
                                                                          -----
                                                                           Y/N

Is this an amendment to a previous filing? (Y/N):                           N
                                                                          -----
                                                                           Y/N

Those  items or  sub-items  with a box  "[/]"  after the item  number  should be completed only if the answer has changed from the previous  filing on this form.
-------------------------------------------------------------------------------

1. A. Registrant Name:    Variable Annuity Account G of ING Life Insurance and
                          Annuity Company

   B. File Number: 811-05906

   C. Telephone Number: 770-980-5386

2. A. Street: One Orange Way

   B. City: Windsor    C. State: CT      D. Zip Code: 06095    Zip Ext: 4774

   E. Foreign Country              Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)               N
                                                                          -----
                                                                           Y/N

4. Is this the last filing on this form by Registrant? (Y/N)                N
                                                                          -----
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N)          N
   [If answer is "Y" (Yes), complete only items 89 through 110.]          -----
                                                                           Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]         -----
                                                                           Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)           N
      [If answer is "N" (No), go to item 8.]                              -----
                                                                           Y/N

   B. How many separate series or portfolios did Registrant have at
      the end of the period?                                              -----


                                                 ------------------------------
For period ending   12/31/11                       If filing more than one
                   ----------                      Page 47, "X" box: [ ]
File number 811-    05906                        ------------------------------
                   ----------

UNIT INVESTMENT TRUSTS

111. A.  [/] Depositor Name:

     B.  [/] File Number (If any):

     C.  [/] City:      State:       Zip Code:       Zip Ext:

         [/] Foreign Country: Foreign Postal Code:

112. A.  [/] Sponsor Name:

     B.  [/] File Number (If any):

     C.  [/] City: State: Zip Code: Zip Ext:

         [/] Foreign Country: Foreign Postal Code:


                                                 ------------------------------
For period ending   12/31/11                       If filing more than one
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File number 811-    05906                        ------------------------------
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113. A. [/] Trustee Name:

     B. [/] City: State: Zip Code: Zip Ext:

        [/] Foreign Country: Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B. [/] File Number:

     C. [/] City:      State:      Zip Code:      Zip Ext:

        [/] Foreign Country: Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B. [/] City: State: Zip Code: Zip Ext:

        [/] Foreign Country: Foreign Postal Code:


                                                 ------------------------------
For period ending   12/31/11                       If filing more than one
                  ------------                     Page 49, "X" box: [ ]
File number 811-    05906                        ------------------------------
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116. Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)

     B. [/] Identify the family in 10 letters:

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)

     If answer is "Y" (Yes),  are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)

     C. [/] Scheduled premium variable life contracts? (Y/N)

     D. [/] Flexible premium variable life contracts? (Y/N)

     E. [/] Other types of insurance products  registered under the Securities
            Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000 omitted)

121. [/] State the number of series for which a current prospectus was in existence at the end of the period

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period


                                                 ------------------------------
For period ending   12/31/11                       If filing more than one
                  ------------                     Page 50, "X" box: [ ]
File number 811-    05906                        ------------------------------
                  ------------

123. [/] State the total value of the additional units
         considered in answering item 122 ($000's omitted)          $
                                                                    -----------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series
         during the current period (the value of these units
         is to be measured on the date they were placed in the
         subsequent series) ($000's omitted)                        $
                                                                    -----------

125. [/] State  the  total  dollar  amount  of sales  loads
         collected  (before reallowances  to  other  brokers
         or dealers) by  Registrant's principal underwriter
         and any  underwriter  which  is an  affiliated
         person of the principal  underwriter  during the
         current period solely from the sale of units of all
         series of Registrant ($000's omitted)                      $
                                                                    -----------

126.   Of the amount shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
       the portfolio of a subsequent series). ($000's omitted)      $    0
                                                                    -----------

127.   List opposite the appropriate description below the
       number of series whose portfolios are invested primarily
       (based upon a percentage of NAV) in each type of security
       shown, the aggregate total assets at market value as of
       a date at or near the end of the current period of each
       such group of series and the total income distributions
       made by each such group of series during the current
       period (excluding distributions of realized gains,
       if any):

                                                                      Total
                                            Number                    Income
                                              of       Total          Distri-
                                            Series     Assets         butions
                                            Invest-    ($000's        ($000's
                                              ing      omitted)       omitted)
                                            ------    ----------     ----------

A.  U.S. Treasury direct issue              _______  $__________    $__________

B.  U.S. Government agency                  _______  $__________    $__________

C.  State and municipal tax-free            _______  $__________    $__________

D.  Public utility debt                     _______  $__________    $__________

E. Brokers or dealers debt or debt
     of brokers' or dealers' parent         _______  $__________    $__________

F. All other corporate intermed. &
     long-term debt                         _______  $__________    $__________

G. All other corporate short-term
     debt                                   _______  $__________    $__________

H. Equity securities of brokers or
     dealers or parents of brokers
     or dealers                             _______  $__________    $__________

I. Investment company equity $
     securities                             _______  $__________    $__________

                                               1     $ 24,851       $
J. All other equity securities              _______   __________     __________

K. Other securities                         _______  $__________    $__________

L. Total assets of all series of               1     $ 24,851       $
     Registrant                             _______   __________     __________


                                                 ------------------------------
For period ending   12/31/11                       If filing more than one
                  ------------                     Page 51, "X" box: [ ]
File number 811-    05906                        ------------------------------
                  ------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities  held by any of  Registrant's
         series at the end of the current period  insured or
         guaranteed  by an entity  other than the issuer?  (Y/N)        -------
                                                                          Y/N
         [If the answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any  instrument  covered in item 128 delinquent or in default as to payment of  principal
         or interest at the end of the current period?  (Y/N)           -------
                                                                          Y/N
         [If the answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
         in item 129 derived from insurance or guarantees?  (Y/N)       -------
                                                                          Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                          $ 391
                                                                        -------

132. [/] List of "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----
         811- ------   811- ------   811- ------   811- ------   811- -----

This report is signed by the depositor on behalf of the registrant in the City of Atlanta and State of Georgia on the 23rd day of February 2012.

                                        ---------------------------------------
                                        ING Life Insurance and Annuity Company

Witness: /s/ Rebecca Leachman        By: /s/ J. Dewayne Lummus
         -------------------------         ------------------------------------
             Rebecca Leachman                   J. Dewayne Lummus
             Senior Financial Analyst           Vice President and Head of
             Financial Reporting                  Financial Reporting
             Finance Shared Services            ING Life Insurance and Annuity
             ING Insurance US                     Company